Deferred Tax Assets and Liabilities - Additional Information (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	₺ 2,986,951	₺ 6,588,723
Unrecognized deferred tax on unused tax losses	₺ 551,847	₺ 1,199,670